Earnings Per Share - Summary of Earnings Per Share (Parenthetical) (Detail) - shares	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016
Earnings per share [abstract]
Outstanding options excluded from calculation of diluted earnings per share	0	0	0